Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development		$ 422,051	$ 5,908,288	$ 8,976,643
General and administrative		3,214,224	5,898,775	6,505,721
Merger transaction costs		743,838
Total operating expenses		4,380,113	11,807,063	15,482,364
Operating loss		(4,380,113)	(11,807,063)	(15,482,364)
Other income (expense):
Other income due to the termination of EF License Agreement		2,499,969
Other income (expense), net		49,351	(219,812)	10,045
Interest expense		(45,054)	(119,920)	(95,211)
Interest on related party loans		(104,963)	(25,233)	(5,655)
Loss on extinguishment of convertible notes				(922,495)
Total other income (expense)		2,399,303	(364,965)	(1,013,316)
Net loss		(1,980,810)	(12,172,029)	(16,495,680)
Deemed dividend		(2,076,180)
Net loss attributable to common stockholders		$ (4,056,990)	$ (12,172,029)	$ (16,495,680)
Basic net loss per common share (in Dollars per share)	[1]	$ (2.63)	$ (12.75)	$ (33.52)
Diluted net loss per common share (in Dollars per share)	[1]	$ (2.63)	$ (12.75)	$ (33.52)
Weighted average common shares used in computing basic net loss per common share (in Shares)	[1]	1,543,283	954,401	492,066
Weighted average common shares used in computing diluted net loss per common share (in Shares)	[1]	1,543,283	954,401	492,066
COMPREHENSIVE LOSS:
Net loss		$ (1,980,810)	$ (12,172,029)	$ (16,495,680)
Defined pension plan adjustments		266,924	(107,280)	100,948
Total comprehensive loss		$ (1,713,887)	$ (12,279,309)	$ (16,394,732)

[1]	Adjusted for the effect of a 1-to-40 reverse stock split that was effective September 27, 2024 (See note 2).